Cover	Jul. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2022
Entity File Number	001-33417
Entity Registrant Name	Ocean Power Technologies, Inc.
Entity Central Index Key	0001378140
Entity Tax Identification Number	22-2535818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	28 Engelhard Drive,
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Monroe Township,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08831
City Area Code	(609)
Local Phone Number	730-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	OPTT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false